Other Comprehensive Income And Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements on employee benefit plans	$ 28	$ (10)	$ 23	$ (5)
Accumulated other comprehensive loss [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Change in unrealized fair value of derivatives designated as cash flow hedges			(5)		$ (5)
Remeasurements on employee benefit plans			(71)		(94)
Accumulated other comprehensive (loss) income	$ (76)		$ (76)		$ (99)